Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
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Property, Plant and Equipment
Note 12—Property, Plant and Equipment

	Plant and Machinery	Other Equipment	Leasehold Improve- ments	Right-of-Use Assets	Total
	(EUR’000)
Cost:
At January 1, 2019	5,645	2,595	875	—	9,115
Adoption of IFRS 16, “Leases”	—	—	—	18,437	18,437
Additions	2,393	1,499	3,418	21,225	28,535
Disposals	—	(154)	(7)	—	(161)
Foreign exchange translation	—	4	2	457	463

At December 31, 2019	8,038	3,944	4,288	40,119	56,389

Additions	7,169	1,635	4,849	64,582	78,235
Disposals	(296)	(221)	(14)	—	(531)
Foreign exchange translation	(289)	(183)	(588)	(5,135)	(6,195)

At December 31, 2020	14,622	5,175	8,535	99,566	127,898

Accumulated depreciation:
At January 1, 2019	(3,448)	(954)	(388)	—	(4,790)
Depreciation charge	(523)	(758)	(170)	(5,237)	(6,688)
Disposals	—	154	—	—	154
Foreign exchange translation	—	(5)	—	9	4

At December 31, 2019	(3,971)	(1,563)	(558)	(5,228)	(11,320)

Depreciation charge	(1,030)	(956)	(605)	(6,857)	(9,448)
Disposals	204	191	7	—	402
Foreign exchange translation	16	41	22	501	580

At December 31, 2020	(4,781)	(2,287)	(1,134)	(11,584)	(19,786)

Carrying amount:

At December 31, 2019	4,067	2,381	3,730	34,891	45,069

At December 31, 2020	9,841	2,888	7,401	87,982	108,112

Assets under construction amounts to €2.3 million and €2.7 million at December 21, 2020 and 2019, respectively. Of total additions, €1.0 million and €2.1 million was unpaid at December 31, 2020 and 2019, respectively
.
Depreciation charges are specified below:

	2020	2019	2018
	(EUR’000)
Depreciation charges
Research and development costs	7,311	5,282	827
Selling , g eneral and administrative expenses	2,137	1,406	53

Total depreciation charges	9,448	6,688	880